Investments - Summary of Movement on Loan Allowance Account (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Changes In Allowance For Loan Losses [abstract]
Beginning balance	€ (165)	€ (138)
Addition charged to income statement	(87)	(76)
Reversal to income statement	2	5
Amounts written off	62	44
Ending balance	€ (188)	€ (165)